STOCKHOLDER'S EQUITY - Preferred Stock (Details) - $ / shares	Jun. 30, 2021	Feb. 04, 2021	Dec. 31, 2020
STOCKHOLDER'S EQUITY
Preferred shares, shares authorized	5,000,000	1,000,000	5,000,000
Preferred stock, par value, (per share)	$ 0.0001		$ 0.0001
Preferred shares, shares issued	0		0
Preferred shares, shares outstanding	0		0